Loans receivable (Details 4) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans Receivable Details [Abstract]
Allowance for loan losses, Beginning	$ 8,886	$ 16,020
Derecognition of allowance associated with loan sale		(2,131)
Provision for loan losses	8,476	9,451
Charge offs	(7,549)	(14,454)
Allowance for loan losses, Ending	$ 9,813	$ 8,886